Subsequent Events (Details Narrative) (10-K) - USD ($)											12 Months Ended
	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 03, 2021	Mar. 02, 2021	Jan. 25, 2021	Sep. 26, 2019	Aug. 14, 2019	Mar. 20, 2019	Dec. 31, 2019
Stock issued during period, shares								766,667	7,967,871	4,052,652
Stock issued during period, values										$ 281,659	$ 1,000,000
Subsequent Event [Member] | Paycheck Protection Program Loan [Member]
Proceeds from loan					$ 901,000
Subsequent Event [Member] | Common Stock [Member]
Stock issued during period, shares	1,479,728	2,058,686	2,063,391	836,574		1,479,728
Stock issued during period, values	$ 88,784					$ 88,783
Subsequent Event [Member] | Related Party [Member] | Employee Stock Option Plan [Member]
Stock issued during period shares employee stock purchase plans							2,500,000
Stock option exercise price							$ 0.134
Subsequent Event [Member] | Kings Group [Member] | Strategic Partnership Agreement [Member]
Related party transaction amount							$ 40,000,000